Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ 54,878	$ (29,216)	$ 1,313
Other comprehensive income / (loss):
Foreign currency translation gain/(loss)	(215)	(8)	86
Total comprehensive (loss)/income	54,663	(29,224)	1,399
Total comprehensive (loss)/income attributable to:
Stockholders of Navigator Holdings Ltd:	53,263	(30,972)	(357)
Non-controlling interests:	1,400	1,748	1,756
Total comprehensive (loss)/income	$ 54,663	$ (29,224)	$ 1,399